Convertible Debentures and Promissory Notes Payable (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 04, 2019	Oct. 02, 2018	Sep. 10, 2018	Dec. 01, 2016	Jan. 10, 2013	Nov. 15, 2019	Aug. 26, 2019	Jun. 29, 2015	May 31, 2021	May 31, 2020	Aug. 31, 2021	Aug. 31, 2020	Nov. 30, 2019	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Oct. 31, 2021	Jul. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Jul. 15, 2020	Jun. 12, 2020	May 15, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 01, 2019	Sep. 30, 2019	Apr. 01, 2019	Oct. 01, 2018	Sep. 28, 2017	Mar. 28, 2017	May 26, 2016	Dec. 08, 2015	Oct. 01, 2014
Accrued interest expense									$ 157,844	$ 80,490	$ 207,726	$ 722,330
Interest expense									51,887	$ 50,628	$ 154,535	$ 151,334
Convertible debt fair value			$ 50,000						1,050,000						$ 1,050,000	$ 1,050,000		$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 500,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000	$ 1,050,000		$ 1,050,000	$ 1,350,000
Debt instrument carryifng value				$ 106,962																											$ 1,350,000	$ 53,227	$ 113,607	$ 19,808	$ 83,101	$ 126,414
Carrying amount of convertible debt			$ 50,000						1,050,000						1,050,000	1,050,000		1,050,000	1,050,000	1,050,000	500,000	1,050,000	1,050,000	1,050,000	1,050,000	1,050,000	$ 1,050,000	$ 1,050,000		$ 1,050,000
Debt instrument interest rate effective			7.30%	26.30%			77.10%																				782.70%					4.90%	15.20%	4.20%	6.60%	15.00%
Principal repayment		$ 300,000		$ 150,000
Additional paid-in capital			$ 66,667			$ 41,667	$ 7,031						$ 88,652														$ 427,119
Beneficial conversion feature							$ 62,655
Interest rate	12.00%					12.00%	8.00%	14.60%
Recognized loss								$ 114,023
Debt principal amount	$ 1,050,000		$ 500,000		$ 1,500,000	$ 2,500	$ 140,800
Proceeds from debt						$ 25
Debt conversion price						$ 12																						$ 0.12		$ 0.59
Convertible common shares	1,779,661
Debt issuance costs							15,800
Convertible debenture							$ 8,769							$ 1,800,000			$ 1,751,483
Gain on settlement													$ 4,419
Non-interest bearing promissory notes																													$ 6,500
Private Placement [Member]
Interest rate			10.00%		12.00%
Debt principal amount			$ 500,000		$ 1,500
Proceeds from debt			$ 500,000
Debt conversion price			$ 3.00		$ 30.00
November 2019 Debenture [Member]
Convertible debt fair value									250,000						250,000,000,000	250,000,000,000		250,000,000,000	250,000,000,000	250,000,000,000		250,000,000,000	250,000,000,000	250,000,000,000	250,000,000,000	250,000
Carrying amount of convertible debt									$ 250,000						$ 250,000,000,000	$ 250,000,000,000		$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000		$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000	$ 250,000,000,000	$ 250,000
Debt instrument interest rate effective						152.40%			496.10%						496.10%	35.10%		90.80%	309.60%	44.90%		40.00%	211.40%	260.90%	72.40%	504.40%
Additional paid-in capital									$ 125,000						$ 125,000	$ 20,833		$ 62,500	$ 125,000	$ 41,666		$ 41,667	$ 41,667	$ 41,667	$ 20,833	$ 125,000
2018 Debenture [Member]
Convertible debt fair value									$ 500,000						500,000	500,000		500,000	500,000		$ 500,000.0
Carrying amount of convertible debt															$ 50,000	$ 50,000		$ 50,000	$ 50,000